INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

17.    INCOME TAXES

The relationship between the expected tax expense based on the combined federal and provincial income tax rate in Canada and the reported tax expense in the consolidated statement of comprehensive income can be reconciled as follows:

	For the years ended
	December 31,
	2021	2020	2019
Loss before income taxes	$(24,802,377)	$(29,219,098)	$(35,102,222)
Statutory tax rate	27.00%	27.00%	27.00%
Recovery of income taxes based on the combined Canadian federal and provincial statutory rates	(6,696,642)	(7,889,156)	(9,477,600)
Share-based remuneration	1,427,170	1,324,569	861,248
Unrealized gain on derivatives	(4,210,616)	(2,320,685)	—
Other permanent differences	1,461,840	(250,111)	190,097
Unrecognized deferred tax benefits	7,458,431	8,061,195	8,464,437
Difference in tax rates between foreign jurisdictions and Canada	646,509	550,131	(9,389)
Income tax (recovery)/ expense	$86,692	$(524,057)	$28,793

The significant increase in other permanent differences is due to the amortization of deferred loss on the 2020 and 2021 Financings.

The components of income tax expense are shown in the following table:

	For the years ended
	December 31,
	2021	2020	2019
Current tax	$86,692	$(524,057)	$28,793
Deferred tax	—	—	—
Income tax expense	$86,692	$(524,057)	$28,793

17.    INCOME TAXES (continued)

Recognized deferred tax assets and liabilities consist of the following:

	For the years ended
	December 31,
	2021	2020	2019
Investment tax credits	$464,888	$464,888	$464,888
Capital assets	3,376	4,287	7,392
Lease liability	123,211	224,249	194,528
Recognized deferred tax assets	$591,475	$693,424	$666,808
Set off of tax	(591,475)	(693,424)	(666,808)

Investment tax credits	$(464,888)	$(464,888)	$(464,888)
Capital assets	(3,376)	(4,287)	(7,392)
Right of use asset	(123,211)	(224,249)	(194,528)
Recognized deferred tax liabilities	$(591,475)	$(693,424)	$(666,808)
Set off of tax	$591,475	$693,424	$666,808

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for recognition of the deferred tax assets has been met. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asst is recognized consist of the following amounts:

	For the years ended December 31,
	2021	2020	2019
Deductible temporary differences	$17,281,466	$10,616,227	$7,843,252
Unused tax credits	2,416,825	2,416,825	2,416,825
Tax losses	342,742,914	318,477,703	273,792,687
	$362,441,205	$331,510,755	$284,052,764

Unused tax losses for the Company and their expiry dates are as follows: There also losses in Israel and the US which are not subject to expiration.

Expiration Date	Amount
2023	6,038,836
2024	6,906,649
2025	18,105,259
2026	32,396,580
2027	135,245,992
2028	33,339,203
2029	15,799,773
2030	22,792,671
2031	14,421,890

US losses	$18,232,480
Israel losses	$39,463,581
$342,742,914